Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net (loss)	$ (11,824)	$ (9,384)	$ (4,242)
Adjustments required to reflect net cash used in operating activities:
Depreciation	286	206	121
Non-cash operating lease expense	167	168
Decrease in retirement benefit obligations		(7)
Loss on sale of property and equipment		75
Share-based compensation	670	810	1,009
Changes in fair value of warrants exercisable into shares		51	(132)
Changes in operating asset and liability items:
(Increases) decrease in prepaid expenses and other receivables	1,823	318	(423)
Increase (decrease) in accounts payable trade	36	114	145
Increase (decrease) in accrued expenses and other liabilities	(2,022)	775	361
Operating lease liabilities	(143)	(167)
Net cash (used in) operating activities	(11,007)	(7,041)	(3,161)
Cash flows from investing activities
Purchase of property and equipment	(1,019)	(193)	(461)
Proceeds from sale of property and equipment		4
Investment in short-term bank deposits, net	(19,958)	(7,714)	(40)
Net cash, cash equivalents and restricted cash received in the issuance of shares for the net assets of Bioblast Pharma Ltd.		1,544
Net cash provided by (used in) investing activities	(20,977)	(6,359)	(501)
Cash flows from financing activities
Proceeds from issuance of shares and warrants, net	24,467	7,707	5,194
Proceeds from exercise of warrants	8,514
Proceeds from exercise of options	101	599		[1]
Net cash provided by financing activities	33,082	8,306	5,194
Increase in cash, cash equivalents and restricted cash	1,098	(5,094)	1,532
Cash, cash equivalents and restricted cash - beginning of year	5,524	9,792	9,032
Exchange rate differences on cash, cash equivalents and restricted cash	390	826	(772)
Cash, cash equivalents and restricted cash - end of year	7,012	5,524	9,792
Non-cash transactions:
Warrants issued in settlement of issuance costs to a placement agent	564
Conversion of preferred stock to ordinary shares		525
Conversion of 6% preference on preferred shares to ordinary shares		2,071
Issuance of ordinary shares upon exercise of warrants		249
Issuance of shares to the former shareholders of Bioblast Pharma Ltd.		47
Net assets acquired in the issuance of shares for the net assets of Bioblast Pharma Ltd. excluding cash, cash equivalents and restricted cash:
Assets acquired		(2,632)
Less - liabilities assumed		3,532
Net assets acquired in the issuance of shares for the net assets of Bioblast Pharma Ltd. excluding cash, cash equivalents and restricted cash		900
Supplemental disclosures of cash flow information:
Cash paid for taxes
Cash received for interest, net	$ 160	$ 112	$ 138

[1]	Less than $1